Unlimited HFMF Managed Futures ETF
Consolidated Schedule of Investments
May 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 87.3%
Money Market Funds - 87.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(a)(b)(c)	20,254,976	$20,254,976

TOTAL SHORT-TERM INVESTMENTS (Cost $20,254,976)		20,254,976

TOTAL INVESTMENTS - 87.3% (Cost $20,254,976)		$20,254,976
Other Assets in Excess of Liabilities - 12.7%		2,935,646
TOTAL NET ASSETS - 100.0%		$23,190,622

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	All or a portion of the investment is a holding of the Unlimited HFMF Cayman Subsidiary.

Unlimited HFMF Managed Futures ETF
Consolidated Schedule of Futures Contracts
May 31, 2026 (Unaudited)

The Unlimited HFMF Managed Futures ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of May 31, 2026:

FUTURES CONTRACTS - (1.8)%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee(a)	18	07/21/2026	$1,792,800	$(16,720)
Australian Dollar/U.S. Dollar Cross Currency Rate	7	06/15/2026	502,635	3,123
CBOE VIX	38	06/17/2026	668,355	(99,899)
Copper(a)	22	07/29/2026	3,513,950	19,327
Corn(a)	14	07/14/2026	312,725	(11,612)
Euro/U.S. Dollar Cross Currency Rate	34	06/15/2026	4,961,025	(15,607)
Live Cattle(a)	10	06/30/2026	993,000	(11,304)
Soybeans(a)	66	07/14/2026	3,916,275	(33,217)
Sugar No. 11(a)	18	06/30/2026	283,450	(12,981)
WTI Crude Oil(a)	24	06/22/2026	2,096,640	(240,670)
				(419,560)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
British Pound/U.S. Dollar Cross Currency Rate	(15)	06/15/2026	(1,261,969)	3,780
Canadian Dollar/U.S. Dollar Cross Currency Rate	(8)	06/16/2026	(580,280)	(471)
Cocoa(a)	(4)	07/16/2026	(156,920)	(17,327)
Japanese Yen/U.S. Dollar Cross Currency Rate	(88)	06/15/2026	(6,915,700)	36,609
U.S. Treasury Long Bond	(35)	09/21/2026	(3,927,656)	(18,704)
				3,887

Net Unrealized Appreciation (Depreciation)				$(415,673)

(a)	All or a portion of the investment is a holding of the Unlimited HFMF Cayman Subsidiary.